                              WARBURG PINCUS FUNDS

                            Supplement to Prospectus
                     and Statement of Additional Information

         Effective October 15, 1997, Warburg, Pincus Counsellors, Inc. ("Warburg"), the Funds' investment adviser, will change its name to "Warburg Pincus Asset Management, Inc." The name change will have no effect on the ownership or control of Warburg or any aspect of the current management of the Warburg Pincus Funds.


Dated:  October 14, 1997                                     16-1097
                                                             for
                                                             WPBDF
                                                             WPDSF
                                                             WPGBT
                                                             WPHSC
                                                             WPINS
                                                             WPISF
                                                             WPMMF
                                                             WPPVF
                                                             WPSCG
                                                             WPSTV
                                                             TREQF
                                                             TRBDF

                              WARBURG PINCUS FUNDS
                                (Advisor Shares)

                            Supplement to Prospectus
                     and Statement of Additional Information

         Effective October 15, 1997, Warburg, Pincus Counsellors, Inc. ("Warburg"), the Funds' investment adviser, will change its name to "Warburg Pincus Asset Management, Inc." The name change will have no effect on the ownership or control of Warburg or any aspect of the current management of the Warburg Pincus Funds.


Dated:  October 14, 1997                                    16-1097
                                                            for
                                                            ADBAL
                                                            ADBDF
                                                            ADCAP
                                                            ADEMG
                                                            ADEMK
                                                            ADGPV
                                                            ADGRI
                                                            ADIEQ
                                                            ADJPG
                                                            ADOTC
                                                            ADPVC
                                                            ADSCG
                                                            ADSCV
                                                            ADSTV